Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents (note 6)	$ 21,416,684	$ 30,580,029
Accounts receivable	55,727	100,366
Other receivables	170,468	261,255
Prepaid expenses	1,858,961	726,509
Total current assets	23,501,840	31,668,159
Non-current assets
Property and equipment (note 7)	118,093	195,592
Total assets	23,619,933	31,863,751
Current liabilities
Accounts payable and accrued liabilities	3,478,825	6,976,736
Current portion of lease liability (note 8)	38,347	33,009
Derivative liability (note 9)	2,137,867
Total current liabilities	5,655,039	7,009,745
Non-current liabilities
Lease liability (note 8)	87,176	125,523
Total liabilities	5,742,215	7,135,268
Equity
Share capital (note 10)	201,866,449	179,335,421
Contributed surplus	29,084,244	24,647,163
Deficit	(213,072,975)	(179,254,101)
Total equity	17,877,718	24,728,483
Total equity and liabilities	$ 23,619,933	$ 31,863,751